                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ]; Amendment Number: ___

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Insurance Company of the West
Address: 11455 El Camino Real
         San Diego, CA 92130

Form 13F File Number: 028-11688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  H. Michael Freet
Title: Chief Financial Officer
Phone: 858-350-2551

Signature, Place, and Date of Signing:


/s/ H. M. Freet                                 San Diego, CA          4/17/2006
------------------------------------            -------------          ---------
[Signature]                                     [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:           46
Form 13F Information Table Value Total:     $204,994
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.    Form 13-F File Number            Name
-----   ---------------------   ---------------------
No. 1   028-11686               American Assets, Inc.
No. 2   028-11690               Ernest S. Rady

                          Form 13-F Information Table
                            as of December 31, 2001

                                                                VOTING AUTHORITY

                         TITLE
                           OF                    VALUE    SHARES/   SH/   PUT/   INVSTMT      OTHER
NAME OF ISSUER           CLASS      CUSIP      (x$1000)   PRN AMT   PRN   CALL   DSCRETN    MANAGERS      SOLE    SHARED   NONE
--------------           -----   -----------   --------   -------   ---   ----   -------   ----------   -------   ------   ----
AT&T CORP                COM     001957 10 9   3265        180000   SH           DEFINED   Nos. 1 & 2    180000
AT&T WIRELESS            COM     00209A 10 6   1339         93000   SH           DEFINED   Nos. 1 & 2     93000
ABBOTT LABS              COM     002824 10 0   1115         20000   SH           DEFINED   Nos. 1 & 2     20000
ALLSTATE CORP            COM     020002 10 1   337          10000   SH           DEFINED   Nos. 1 & 2     10000
AMERICAN HOME PROD       COM     026609 10 7   2148         35000   SH           DEFINED   Nos. 1 & 2     35000
AMERICAN EXPRESS         COM     028816 10 9   536          15000   SH           DEFINED   Nos. 1 & 2     15000
AMGEN INC                COM     031162 10 0   2258         40000   SH           DEFINED   Nos. 1 & 2     40000
BANK AMER CORP           COM     060505 10 4   8058        128000   SH           DEFINED   Nos. 1 & 2    128000
BANK ONE CORP            COM     06423A 10 3   7810        200000   SH           DEFINED   Nos. 1 & 2    200000
BEAR STEARNS             COM     073902 10 8   3079         53000   SH           DEFINED   Nos. 1 & 2     53000
CHEVRONTEXACO CORP       COM     166764 10 0   2242         25000   SH           DEFINED   Nos. 1 & 2     25000
CINCINNATI FINL CORP     COM     172062 10 1   382          10000   SH           DEFINED   Nos. 1 & 2     10000
CITIGROUP INC            COM     172967 10 1   4778         95000   SH           DEFINED   Nos. 1 & 2     95000
CONOCOPHILLIPS           COM     20825C 10 4   2830        100000   SH           DEFINED   Nos. 1 & 2    100000
DUPONT                   COM     263534 10 9   3401         80000   SH           DEFINED   Nos. 1 & 2     80000
FEDERAL HM LN MTG CORP   COM     313400 30 1   17658       270000   SH           DEFINED   Nos. 1 & 2    270000
FEDERAL NATL MTG         COM     313586 10 9   5565         70000   SH           DEFINED   Nos. 1 & 2     70000
FIDELITY NATL FINL       COM     316326 10 7   1091         44000   SH           DEFINED   Nos. 1 & 2     44000
FLEET BOSTON FIN CORP    COM     339030 10 8   5166        142000   SH           DEFINED   Nos. 1 & 2    142000
GEORGIA PAC CORP         COM     373298 10 8   552          20000   SH           DEFINED   Nos. 1 & 2     20000
HARTFORD FIN SVCS GRP    COM     416515 10 4   1257         20000   SH           DEFINED   Nos. 1 & 2     20000
IMPERIAL SUGAR           COM     453096 20 8   185          24000   SH           DEFINED   Nos. 1 & 2     24000
JP MORGAN CHASE & CO.    COM     46625H 10 0   5125        141000   SH           DEFINED   Nos. 1 & 2    141000
JOHNSON & JOHNSON        COM     478160 10 4   2364         40000   SH           DEFINED   Nos. 1 & 2     40000
KEYSPAN CORP             COM     49337W 10 0   762          22000   SH           DEFINED   Nos. 1 & 2     22000
MACERICH                 COM     554382 10 1   1330         50000   SH           DEFINED   Nos. 1 & 2     50000
MCDONALDS                COM     580135 10 1   662          25000   SH           DEFINED   Nos. 1 & 2     25000

MERRILL LYNCH            COM     590188 10 8   2606         50000   SH           DEFINED   Nos. 1 & 2     50000
MORGAN STANLEY DEAN      COM     617446 44 8   5594        100000   SH           DEFINED   Nos. 1 & 2    100000
NORTEL NETWORKS          COM     656568 10 2   74           10000   SH           DEFINED   Nos. 1 & 2     10000
PEPSICO INC              COM     713448 10 8   9076        186000   SH           DEFINED   Nos. 1 & 2    186000
PFIZER INC               COM     717081 10 3   17933       450000   SH           DEFINED   Nos. 1 & 2    450000
PHILLIP MORRIS           COM     718154 10 7   11921       260000   SH           DEFINED   Nos. 1 & 2    260000
PINNACLE WEST CAP CORP   COM     723484 10 1   1256         30000   SH           DEFINED   Nos. 1 & 2     30000
PLUM CREEK TIMBER CO.    COM     729251 10 8   388          14000   SH           DEFINED   Nos. 1 & 2     14000
PROCTOR & GAMBLE         COM     742718 10 9   3165         40000   SH           DEFINED   Nos. 1 & 2     40000
RAYONIER                 COM     754907 10 3   252           5000   SH           DEFINED   Nos. 1 & 2      5000
ROYAL DUTCH SHELL PLC    COM     780259 20 6   6863        140000   SH           DEFINED   Nos. 1 & 2    140000
SCHERING PLOUGH          COM     806605 10 1   10027       280000   SH           DEFINED   Nos. 1 & 2    280000
STARWOOD HOTELS          COM     85590A 20 3   478          16000   SH           DEFINED   Nos. 1 & 2     16000
TRICON GLOBAL            COM     895953 10 7   443           9000   SH           DEFINED   Nos. 1 & 2      9000
USG CORP                 COM     903293 40 5   114          20000   SH           DEFINED   Nos. 1 & 2     20000
WFS FINANCIAL            COM     92923B 10 6   264          11000   SH           DEFINED   Nos. 1 & 2     11000
WELLS FARGO & CO.        COM     949746 10 1   13041       300000   SH           DEFINED   Nos. 1 & 2    300000
WESTCORP                 COM     957907 10 8   35579      1906000   SH           DEFINED   Nos. 1 & 2   1906000
DAIMLER CHRYSLER         COM     D1668R 12 3   625          15000   SH           DEFINED   Nos. 1 & 2     15000